UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     09/30/2010

Check here if Amendment: [ ]; Amendment Number: ____

This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Empire Capital Management, LLC
Address:  1 Gorham Island, Suite 201
          Westport, CT 06880


Form 13F File Number: 28-11506

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Markham Penrod, IACCP sm
Title:     Chief Compliance Officer
Phone:     203-454-6925


Signature, Place, and Date of Signing:

/s/ J. Markham Penrod, IACCPSM          Westport, CT          11/15/2010
---------------------------------    -----------------       ------------
         [Signature]                 [City, State]          [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:       None
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _____________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE




Report Summary:




Number of Other Included Managers:             None
                                            -------------

Form 13F Information Table Entry Total:        57
                                             ---------

Form 13F Information Table Value Total:        $1,235,951
                                             ----------------
                                               (thousands)



List of Other Included Managers:     NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name
NONE





ITEM 1                             ITEM 2          ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7   ITEM 8
                                                                                                INVESTMENT           VOTING
                                                                              SHARES            DISCRETION           AUTHORITY
NAME                               TITLE                      FAIR            OR                SOLE                 SOLE
OF                                 OF                         MARKET          PRINCIPAL   SH    SHARED               SHARED
ISSUER                             CLASS           CUSIP      VALUE           AMOUNT      PRN   OTHER       MANAGER  OTHER

ACME PACKET INC                    COM             004764106      12,141,000     320,000  SH    SOLE        FINE     SOLE
ADVANCED ENERGY INDS - CALL        COM             007973100      10,056,000     770,000  CALL  SOLE        FINE
ALCATEL-LUCENT                     SPN ADR         013904305      55,770,000  16,500,000  SH    SOLE        FINE     SOLE
APPLE INC                          COM             037833100      42,562,000     150,000  SH    SOLE        FINE     SOLE
ARUBA NETWORKS INC                 COM             043176106       6,402,000     300,000  SH    SOLE        FINE     SOLE
BAIDU INC                          SPN ADR REP A   056752108      48,416,000     471,800  SH    SOLE        FINE     SOLE
BROADCOM CORP                      CL A            111320107      20,349,000     575,000  SH    SOLE        FINE     SOLE
BROADSOFT INC                      COM             11133B409       6,041,000     697,562  SH    SOLE        FINE     SOLE
BROCADE COMM. SYS - CALL           COM NEW         111621108       5,711,000     974,500  CALL  SOLE        FINE
CADENCE DESIGN SYSTEM INC          COM             127387108       7,630,000   1,000,000  SH    SOLE        FINE     SOLE
CIRRUS LOGIC INC                   COM             172755100      11,150,000     625,000  SH    SOLE        FINE     SOLE
CITRIX SYSTEMS INC                 COM             177376100       7,165,000     105,000  SH    SOLE        FINE     SOLE
CITRIX SYSTEMS INC - CALL          COM             177376100       6,824,000     100,000  CALL  SOLE        FINE
CITRIX SYSTEMS INC - CALL          COM             177376100      30,708,000     450,000  CALL  SOLE        FINE
COMMSCOPE INC                      COM             203372107       8,309,000     350,000  SH    SOLE        FINE     SOLE
COMPUWARE CORP                     COM             205638109      20,235,000   2,375,000  SH    SOLE        FINE     SOLE
ENDWAVE CORP                       COM NEW         29264A206       2,967,000   1,336,592  SH    SOLE        FINE     SOLE
EZCHIP SEMICONDUCTOR LTD           ORD             M4146Y108      38,466,000   1,523,400  SH    SOLE        FINE     SOLE
EZCHIP SEMICONDUCTOR LTD - CALL    ORD             M4146Y108       4,040,000     160,000  CALL  SOLE        FINE
EZCHIP SEMICONDUCTOR LTD - CALL    ORD             M4146Y108         884,000      35,000  CALL  SOLE        FINE
GOOGLE INC                         CL A            38259P508      33,913,000      64,500  SH    SOLE        FINE     SOLE
HEWLETT PACKARD CO                 COM             428236103       4,207,000     100,000  SH    SOLE        FINE     SOLE
INTERNAP NETWORK SVCS CORP         COM PAR $.001   45885A300      17,308,000   3,525,000  SH    SOLE        FINE     SOLE
ISILON SYSTEMS INC                 COM             46432L104      25,622,000   1,150,000  SH    SOLE        FINE     SOLE
MICRON TECHNOLOGY INC - CALL       COM             595112103       3,605,000     500,000  CALL  SOLE        FINE
MINDSPEED TECHNOLOGIES INC         COM NEW         602682205       6,605,000     850,000  SH    SOLE        FINE     SOLE
MIPS TECHNOLOGIES INC              COM             604567107      15,400,000   1,581,133  SH    SOLE        FINE     SOLE
MOTOROLA INC                       COM             620076109      19,832,000   2,325,000  SH    SOLE        FINE     SOLE
NETLOGIC MICROSYS INC - CALL       COM             64118B100       4,137,000     150,000  PUT   SOLE        FINE     SOLE
NETLOGIC MICROSYS INC - CALL       COM             64118B100       8,277,000     300,100  PUT   SOLE        FINE     SOLE
NII HOLDINGS INC                   CL B NEW        62913F201      19,934,000     485,000  SH    SOLE        FINE     SOLE
OCZ TECHNOLOGY GROUP INC           COM             67086E303       2,850,000   1,000,000  SH    SOLE        FINE     SOLE
OMNIVISION TECHNOLOGIES INC        COM             682128103       9,216,000     400,000  SH    SOLE        FINE     SOLE
ORACLE CORP                        COM             68389X105       6,713,000     250,000  SH    SOLE        FINE     SOLE
PROPHOTONIX LTD                    COM             743465106         549,000   5,492,500  SH    SOLE        FINE     SOLE
SELECT SECTOR SPDR TR - PUT        SBI INT TECH    81369Y803      11,510,000     500,000  PUT   SOLE        FINE     SOLE
SELECT SECTOR SPDR TR - PUT        SBI INT TECH    81369Y803      23,020,000   1,000,000  PUT   SOLE        FINE     SOLE
SILICON MOTION TECHNOLOGY CORP     SPN ADR         82706C108       2,523,000     462,900  SH    SOLE        FINE     SOLE
SINA CORP                          ORD             G81477104      31,865,000     630,000  SH    SOLE        FINE     SOLE
SONUS NETWORKS INC                 COM             835916107      30,769,000   8,716,467  SH    SOLE        FINE     SOLE
SPDR S&P500 ETF TR - PUT           TR UNIT         78462F103     342,390,000   3,000,000  PUT   SOLE        FINE     SOLE
SPDR S&P500 ETF TR - PUT           TR UNIT         78462F103     102,717,000     900,000  PUT   SOLE        FINE     SOLE
SPRINT NEXTEL CORP                 COM SER 1       852061100       9,677,000   2,090,000  SH    SOLE        FINE     SOLE
STEC INC - CALL                    COM             784774101      10,583,000     850,000  CALL  SOLE        FINE
SUCCESSFACTORS INC                 COM             864596101      14,011,000     558,000  SH    SOLE        FINE     SOLE
SUNPOWER CORP                      COM CL A        867652109       9,504,000     660,000  SH    SOLE        FINE     SOLE
SUNPOWER CORP - CALL               COM CL A        867652109       6,120,000     425,000  CALL  SOLE        FINE
SUNPOWER CORP - CALL               COM CL A        867652109       1,596,000     110,800  CALL  SOLE        FINE
SUNPOWER CORP - CALL               COM CL A        867652109       5,224,000     362,800  CALL  SOLE        FINE
SUNPOWER CORP - CALL               COM CL A        867652109       6,768,000     470,000  CALL  SOLE        FINE
SUNPOWER CORP - CALL               COM CL A        867652109       2,118,000     147,100  CALL  SOLE        FINE
SYCAMORE NETWORKS INC              COM NEW         871206405       7,940,000     245,000  SH    SOLE        FINE     SOLE
SYNAPTICS INC - PUT                COM             87157D109       3,518,000     125,000  PUT   SOLE        FINE     SOLE
TRIQUINT SEMICONDUCTOR INC         COM             89674K103      57,552,000   5,995,000  SH    SOLE        FINE     SOLE
TRIQUINT SEMICONDUCTOR INC - CALL  COM             89674K103       2,459,000     256,100  CALL  SOLE        FINE
TRIQUINT SEMICONDUCTOR INC - CALL  COM             89674K103      21,600,000   2,250,000  CALL  SOLE        FINE
VMWARE INC - PUT                   CL A COM        928563402       8,494,000     100,000  PUT   SOLE        FINE     SOLE



                                                              $1,235,951,000

ENTRY TOTAL                                    57
TABLE VALUE IN THOUSANDS           $    1,235,951